General administrative expenses and other operating incomes (expenses) (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of general administrative expenses and other operating income (expenses) [Abstract]
Details of general and administrative expenses

(1)	Details of general and administrative expenses recognized are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2023	2024	2025
Employee benefits	Short-term employee benefits	Salaries	1,831,137	1,932,906	2,071,650
		Employee fringe benefits	600,001	640,924	733,487
	Share based payment		12,946	27,629	61,568
	Retirement benefit service costs		119,670	134,514	201,431
	Termination		164,922	1,533	176,387

	Sub-total		2,728,676	2,737,506	3,244,523

Depreciation and amortization			503,035	539,924	580,520
Other general and administrative expenses	Rent		124,355	124,041	127,293
	Taxes and public dues		190,334	202,541	197,412
	Service charges		245,656	257,113	274,880
	Computer and IT related		144,017	142,979	205,504
	Telephone and communication		88,018	93,178	80,253
	Advertising		161,896	156,795	188,960
	Printing		6,072	5,955	5,443
	Traveling		13,364	13,436	13,978
	Supplies		9,156	9,021	8,357
	Insurance premium		14,380	13,852	15,532
	Maintenance		24,932	25,035	24,582
	Water, light, and heating		19,161	19,415	20,590
	Vehicle maintenance		14,725	14,394	11,871
	Others (*)		155,656	113,788	179,923

	Sub-total		1,211,722	1,191,543	1,354,578

Total			4,443,433	4,468,973	5,179,621

(*)	In-house welfare fund contributions amounted to 40,047 million Won and 50,710 million Won for the year ended December 31, 2023 and 2025.

Details of other operating income
(2)	Details of other operating income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Gain on transactions of foreign exchange(*1)	1,428,737	722,827	2,072,682
Gain related to derivatives (designated for hedging)	114,875	192,000	251,270
Gain on fair value hedged items	8,986	25,469	16,141
Others(*2)	288,862	349,033	468,712

Total	1,841,460	1,289,329	2,808,805

(*1)
The Group holds interest rate and currency-related der
iv
ative contracts to manage the volatility of gains and losses on transactions of foreign exchange due to exchange rate risk. The related gains and losses are described in Note 37. (2).

(*2)	Other income includes gains on disposal of operating lease assets of 255,943 million Won and 372,606 million Won for the years ended December 31, 2024 and 2025, respectively

Details of other operating expenses
(3)	Details of other operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Losses on transactions of foreign exchange (*1)	1,295,557	1,754,516	1,190,288
KDIC deposit insurance premium	464,213	509,832	500,480
Contribution to miscellaneous funds	453,805	533,335	528,863
Losses related to derivatives (designated for hedging)	35,583	24,252	624,781
Losses on fair value hedged items	72,601	64,571	92,138
Others (*2)	1,040,424	1,121,479	1,280,617

Total	3,362,183	4,007,985	4,217,167

(*1)
The Group holds interest rate and currency-related derivative contracts to manage the volatility of gains and losses on transactions of foreign exchange due to exchange rate risk. The related gains and losses are described in Note 37. (2)

(*2)
Other expenses include 22,349 million Won, 28,509 million Won and 32,495 million Won for intangible asset amortization cost for the years ended December 31, 2023, 2024 and 2025 respectively. In addition, it includes 462,394 million Won, 587,148 million Won and 629,079 million Won for lease depreciation cost for the years ended December 31, 2023, 2024 and 2025, respectively.

Performance condition share-based payment granted to executives
(4)	Share-based payment
Details of performance condition share-based payment granted to executives as of December 31, 2024 and 2025 are as follows.

1)	Performance condition share-based payment

Subject to		Shares granted for the year 2021
Type of payment		Cash-settled
Vesting period		January 1, 2021 ~ December 31, 2024
Date of payment		2025-01-01
Fair value (*1)		15,831 Won
Valuation method		Black-Scholes Model
Expected dividend rate		6.48%
Expected maturity date		—
Number of shares remaining	As of December 31, 202 5	56,029 shares
	As of December 31, 202 4	1,105,292 shares
Number of shares granted (*2)	As of December 31, 202 5	56,029 shares
	As of December 31, 202 4	1,105,292 shares
Subject to		Shares granted for the year 2022
Type of payment		Cash-settled
Vesting period		January 1, 2022 ~ December 31, 2025
Date of payment		2026-01-01
Fair value (*1)		27,713 Won
Valuation method		Black-Scholes Model
Expected dividend rate		7.30%
Expected maturity date		—
Number of shares remaining	As of December 31, 202 5	960,777 shares
	As of December 31, 202 4	960,777 shares
Number of shares granted (*2)	As of December 31, 202 5	960,777 shares
	As of December 31, 202 4	960,777 shares

Subject to		Shares granted for the year 2023
Type of payment		Cash-settled
Vesting period		January 1, 2023 ~ December 31, 2026
Date of payment		2027-01-01
Fair value (*1)		25,763 Won
Valuation method		Black-Scholes Model
Expected dividend rate		7.30%
Expected maturity date		1 year
Number of shares remaining	As of December 31, 2025	916,849 shares
	As of December 31, 2024	916,849 shares
Number of shares granted (*2)	As of December 31, 2025	916,849 shares
	As of December 31, 2024	916,849 shares
Subject to		Shares granted for the year 2024
Type of payment		Cash-settled
Vesting period		January 1, 2024 ~ December 31, 2027
Date of payment		2028-01-01
Fair value (*1)		23,949 Won
Valuation method		Black-Scholes Model
Expected dividend rate		7.30%
Expected maturity date		2 years
Number of shares remaining	As of December 31, 2025	1,384,504 shares
	As of December 31, 2024	1,384,504 shares
Number of shares granted (*2)	As of December 31, 2025	1,384,504 shares
	As of December 31, 2024	1,384,504 shares
Subject to		Shares granted for the year 2025
Type of payment		Cash-settled
Vesting period		January 1, 2025 ~ December 31, 2028
Date of payment		2029-01-01
Fair value (*1)		22,263 Won
Valuation method		Black-Scholes Model
Expected dividend rate		7.30%
Expected maturity date		3 years
Number of shares remaining	As of December 31, 2025	1,048,842 shares
	As of December 31, 2024	—
Number of shares granted (*2)	As of December 31, 2025	1,048,842 shares
	As of December 31, 2024	—

(*1)
As the amount of payment varies according to the base price (the arithmetic average of the weighted average stock price of transactions in the past one week, the past one month, and the past two months) at the date of payment, the fair value is measured according to the Black-Scholes model based on the base price at the time of each settlement and used for measuring the liability.

(*2)
The number of payable stocks is granted at the initial contract date. This is a system in which the number of shares to be granted is determined based on the evaluation results of long-term performance indicators over a total of four years, including the current year, and the final cash compensation is made by reflecting the stock price at the time of payment. Long-term performance indicators include relative shareholder return, common equity ratio, return on equity, net income, selling, general and administrative expenses ratio, non-performing loan ratio, and performance of assigned duties.

2)
The Group accounts for performance condition share-based payments according to the cash-settled method and the fair value of the liabilities is reflected in the compensation costs by re-measuring every closing period. As of December 31, 2024 and 2025, the carrying amount of the liabilities related to the performance condition share-based payments recognized by the Group amounts to 62,557 million Won and

107,713 million Won, respectively, including the carrying amount of liabilities related to key management of 16,660 million Won and 43,823 million Won, respectively.